Shareholder Report	12 Months Ended
Apr. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Washington Mutual Investors Fund
Entity Central Index Key	0000104865
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2025
Washington Mutual Investors Fund - Class 529-A
Shareholder Report [Line Items]
Fund Name	Washington Mutual Investors Fund
Class Name	Class 529-A
Trading Symbol	CWMAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Washington Mutual Investors Fund (the "fund") for the period from May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529A . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529A
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-A	$ 63	0.59%

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	0.59%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 529-A shares gained 12.45% for the year ended April 30, 2025. That result compares with a 12.10% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529A
.
What factors influenced results
The U.S. economy maintained steady growth during most of the fund’s fiscal year but contracted in the first quarter of 2025 due to escalating tariff tensions and weaker consumer sentiment. The Federal Reserve cut rates three times in 2024 as inflation eased. U.S. indices posted strong returns during the period despite heightened economic uncertainties and a market correction in early 2025. Financials and utilities were the top-performing sectors, driven by interest rate changes and increased electricity demand from data centers, respectively.
Within the fund, most sectors added positive returns to the overall portfolio, with information technology, financials and consumer staples particularly additive. Select holdings in utilities and industrials also saw returns surpassing those of the overall portfolio. The industrials and consumer discretionary sectors posted double-digit gains but trailed the portfolio’s total return. Conversely, the fund’s holdings in the energy and materials sectors saw negative returns during the period.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
Washington Mutual Investors Fund — Class 529-A (with sales charge) *	8.53%	14.03%	10.69%
Washington Mutual Investors Fund — Class 529-A (without sales charge) *	12.45%	14.85%	11.08%
S&P 500 Index †	12.10%	15.61%	12.32%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 183,866,000,000
Holdings Count | Holding	188
Advisory Fees Paid, Amount	$ 417,000,000
Investment Company, Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 183,866
Total number of portfolio holdings	188
Total advisory fees paid (in millions)	$ 417
Portfolio turnover rate	29%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
Washington Mutual Investors Fund - Class 529-C
Shareholder Report [Line Items]
Fund Name	Washington Mutual Investors Fund
Class Name	Class 529-C
Trading Symbol	CWMCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Washington Mutual Investors Fund (the "fund") for the period from May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529C . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529C
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-C	$ 143	1.35%

Expenses Paid, Amount	$ 143
Expense Ratio, Percent	1.35%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 529-C shares gained 11.61% for the year ended April 30, 2025. That result compares with a 12.10% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529C
.
What factors influenced results
The U.S. economy maintained steady growth during most of the fund’s fiscal year but contracted in the first quarter of 2025 due to escalating tariff tensions and weaker consumer sentiment. The Federal Reserve cut rates three times in 2024 as inflation eased. U.S. indices posted strong returns during the period despite heightened economic uncertainties and a market correction in early 2025. Financials and utilities were the top-
performing
sectors, driven by interest rate changes and increased electricity demand from data centers, respectively.
Within the fund, most sectors added positive returns to the overall portfolio, with information technology, financials and consumer staples particularly additive. Select holdings in utilities and industrials also saw returns surpassing those of the overall portfolio. The industrials and consumer discretionary sectors posted double-digit gains but trailed the portfolio’s total return. Conversely, the fund’s holdings in the energy and materials sectors saw negative returns during the period.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
Washington Mutual Investors Fund — Class 529-C (with sales charge) *	10.61%	13.98%	10.66%
Washington Mutual Investors Fund — Class 529-C (without sales charge) *	11.61%	13.98%	10.66%
S&P 500 Index †	12.10%	15.61%	12.32%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without
which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged,
and
therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 183,866,000,000
Holdings Count | Holding	188
Advisory Fees Paid, Amount	$ 417,000,000
Investment Company, Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 183,866
Total number of portfolio holdings	188
Total advisory fees paid (in millions)	$ 417
Portfolio turnover rate	29%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
Washington Mutual Investors Fund - Class 529-E
Shareholder Report [Line Items]
Fund Name	Washington Mutual Investors Fund
Class Name	Class 529-E
Trading Symbol	CWMEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Washington Mutual Investors Fund (the "fund") for the period from May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529E . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529E
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-E	$ 88	0.83%

Expenses Paid, Amount	$ 88
Expense Ratio, Percent	0.83%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 529-E shares gained 12.17% for the year ended April 30, 2025. That result compares with a 12.10% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529E
.
What factors influenced results
The U.S. economy maintained steady growth during most of the fund’s fiscal year but contracted in the first quarter of 2025 due to escalating tariff tensions and weaker consumer sentiment. The Federal Reserve cut rates three times in 2024 as inflation eased. U.S. indices posted strong returns during the period despite heightened economic uncertainties and a market correction in early 2025. Financials and utilities were the top-performing sectors, driven by interest rate changes and increased electricity demand from data centers, respectively.
Within
the
fund, most sectors added positive returns to the overall portfolio, with information technology, financials and consumer staples particularly additive. Select holdings in utilities and industrials also saw returns surpassing those of the overall portfolio. The industrials and consumer discretionary sectors posted double-digit gains but trailed the portfolio’s total return. Conversely, the fund’s holdings in the energy and materials sectors saw negative returns during the period.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
Washington Mutual Investors Fund — Class 529-E *	12.17%	14.57%	10.82%
S&P 500 Index †	12.10%	15.61%	12.32%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 183,866,000,000
Holdings Count | Holding	188
Advisory Fees Paid, Amount	$ 417,000,000
Investment Company, Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 183,866
Total number of portfolio holdings	188
Total advisory fees paid (in millions)	$ 417
Portfolio turnover rate	29%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
Washington Mutual Investors Fund - Class 529-F-1
Shareholder Report [Line Items]
Fund Name	Washington Mutual Investors Fund
Class Name	Class 529-F-1
Trading Symbol	CWMFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Washington Mutual Investors Fund (the "fund") for the period from May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529F1 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529F1
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-1	$ 47	0.44%

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.44%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 529-F-1 shares gained 12.62% for the year ended April 30, 2025. That result compares with a 12.10% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529F1
.
What factors influenced results
The U.S. economy maintained steady growth during most of the fund’s fiscal year but contracted in the first quarter of 2025 due to escalating tariff tensions and weaker consumer sentiment. The Federal Reserve cut rates three times in 2024 as inflation eased. U.S. indices posted strong returns during the period despite heightened economic uncertainties and a market correction in early 2025. Financials and utilities were the top-performing sectors, driven by interest rate changes and increased electricity demand from data centers, respectively.
Within the fund,
most
sectors added positive returns to the overall portfolio, with information technology, financials and consumer staples particularly additive. Select holdings in utilities and industrials also saw returns surpassing those of the overall portfolio. The industrials and consumer discretionary sectors posted double-digit gains but trailed the portfolio’s total return. Conversely, the fund’s holdings in the energy and materials sectors saw negative returns during the period.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual
total
returns
	1 year	5 years	10 years
Washington Mutual Investors Fund — Class 529-F-1 *	12.62%	15.05%	11.30%
S&P 500 Index †	12.10%	15.61%	12.32%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 183,866,000,000
Holdings Count | Holding	188
Advisory Fees Paid, Amount	$ 417,000,000
Investment Company, Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 183,866
Total number of portfolio holdings	188
Total advisory fees paid (in millions)	$ 417
Portfolio turnover rate	29%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
Washington Mutual Investors Fund - Class 529-F-2
Shareholder Report [Line Items]
Fund Name	Washington Mutual Investors Fund
Class Name	Class 529-F-2
Trading Symbol	FWMMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Washington Mutual Investors Fund (the "fund") for the period from May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529F2 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529F2
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-2	$ 37	0.35%

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.35%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 529-F-2 shares gained 12.71% for the year ended April 30, 2025. That result compares with a 12.10% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529F2
.
What factors influenced results
The
U.S
. economy maintained steady growth during most of the fund’s fiscal year but contracted in the first quarter of 2025 due to escalating tariff tensions and weaker consumer sentiment. The Federal Reserve cut rates three times in 2024 as inflation eased. U.S. indices posted strong returns during the period despite heightened economic uncertainties and a market correction in early 2025. Financials and utilities were the top-performing sectors, driven by interest rate changes and increased electricity demand from data centers, respectively.
Within the fund, most sectors added positive returns to the overall portfolio, with information technology, financials and consumer staples particularly additive. Select holdings in utilities and industrials also saw returns surpassing those of the overall portfolio. The industrials and consumer discretionary sectors posted double-digit gains but trailed the portfolio’s total return. Conversely, the fund’s holdings in the energy and materials sectors saw negative returns during the period.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	Since inception 1
Washington Mutual Investors Fund — Class 529-F-2 2	12.71%	15.18%
S&P 500 Index 3	12.10%	14.28%
1
Class 529-F-2 shares were first offered on October 30, 2020.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC.

Performance Inception Date	Oct. 30, 2020
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 183,866,000,000
Holdings Count | Holding	188
Advisory Fees Paid, Amount	$ 417,000,000
Investment Company, Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 183,866
Total number of portfolio holdings	188
Total advisory fees paid (in millions)	$ 417
Portfolio turnover rate	29%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
Washington Mutual Investors Fund - Class 529-F-3
Shareholder Report [Line Items]
Fund Name	Washington Mutual Investors Fund
Class Name	Class 529-F-3
Trading Symbol	FWWMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Washington Mutual Investors Fund (the "fund") for the period from May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529F3 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529F3
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-3	$ 33	0.31%

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.31%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 529-F-3 shares gained 12.76% for the year ended April 30, 2025. That result compares with a 12.10% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529F3
.
What factors influenced results
The U.S. economy maintained steady growth during most of the fund’s fiscal year but contracted in the first quarter of 2025 due to escalating tariff tensions and weaker consumer sentiment. The Federal Reserve cut rates three times in 2024 as inflation eased. U.S. indices posted strong returns during the period despite heightened economic uncertainties and a market correction in early 2025. Financials and utilities were the top-performing sectors, driven by interest rate changes and increased electricity demand from data centers, respectively.
Within the
fund
, most sectors added positive returns to the overall portfolio, with information technology, financials and consumer staples particularly additive. Select holdings in utilities and industrials also saw returns surpassing those of the overall portfolio. The industrials and consumer discretionary sectors posted double-digit gains but trailed the portfolio’s total return. Conversely, the fund’s holdings in the energy and materials sectors saw negative returns during the period.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	Since inception 1
Washington Mutual Investors Fund — Class 529-F-3 2	12.76%	15.22%
S&P 500 Index 3	12.10%	14.28%
1
Class 529-F-3 shares were first offered on October 30, 2020.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without
which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC.

Performance Inception Date	Oct. 30, 2020
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 183,866,000,000
Holdings Count | Holding	188
Advisory Fees Paid, Amount	$ 417,000,000
Investment Company, Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 183,866
Total number of portfolio holdings	188
Total advisory fees paid (in millions)	$ 417
Portfolio turnover rate	29%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
Washington Mutual Investors Fund - Class 529-T
Shareholder Report [Line Items]
Fund Name	Washington Mutual Investors Fund
Class Name	Class 529-T
Trading Symbol	TMWMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Washington Mutual Investors Fund (the "fund") for the period from May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-T	$ 38	0.36%

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.36%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 529-T shares gained 12.68% for the year ended April 30, 2025. That result compares with a 12.10% gain for the S&P 500 Index.
What factors influenced results
The U.S. economy maintained steady growth during most of the fund’s fiscal year but contracted in the first quarter of 2025 due to escalating tariff tensions and weaker consumer sentiment. The Federal Reserve cut rates three times in 2024 as inflation eased. U.S. indices posted strong returns during the period despite heightened economic uncertainties and a market correction in early 2025. Financials and utilities were the top-performing sectors, driven by interest rate changes and increased electricity demand from data centers, respectively.
Within the fund,
most
sectors added positive returns to the overall portfolio, with information technology, financials and consumer staples particularly additive. Select holdings in utilities and industrials also saw returns surpassing those of the overall portfolio. The industrials and consumer discretionary sectors posted double-digit gains but trailed the portfolio’s total return. Conversely, the fund’s holdings in the energy and materials sectors saw negative returns during the period.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average
annual
total returns
	1 year	5 years	Since inception 1
Washington Mutual Investors Fund — Class 529-T (with sales charge) 2	9.89%	14.53%	11.68%
Washington Mutual Investors Fund — Class 529-T (without sales charge) 2	12.68%	15.11%	12.03%
S&P 500 Index 3	12.10%	15.61%	13.17%
1
Class 529-T shares were first offered on April 7, 2017.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC.

Performance Inception Date	Apr. 07, 2017
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 183,866,000,000
Holdings Count | Holding	188
Advisory Fees Paid, Amount	$ 417,000,000
Investment Company, Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 183,866
Total number of portfolio holdings	188
Total advisory fees paid (in millions)	$ 417
Portfolio turnover rate	29%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
Washington Mutual Investors Fund - Class A
Shareholder Report [Line Items]
Fund Name	Washington Mutual Investors Fund
Class Name	Class A
Trading Symbol	AWSHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Washington Mutual Investors Fund (the "fund") for the period from May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-A . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-A
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 59	0.56%

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	0.56%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class A shares gained 12.46% for the year ended April 30, 2025. That result compares with a 12.10% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-A
.
What factors influenced results
The U.S. economy maintained steady growth during most of the fund’s fiscal year but contracted in the first quarter of 2025 due to escalating tariff tensions and weaker consumer sentiment. The Federal Reserve cut rates three times in 2024 as inflation eased. U.S. indices posted strong returns during the period despite heightened economic uncertainties and a market correction in early 2025. Financials and utilities were the top-performing sectors, driven by interest rate changes and increased electricity demand from data centers, respectively.
Within the fund, most sectors added
positive
returns to the overall portfolio, with information technology, financials and consumer staples particularly additive. Select holdings in utilities and industrials also saw returns surpassing those of the overall portfolio. The industrials and consumer discretionary sectors posted double-digit gains but trailed the portfolio’s total return. Conversely, the fund’s holdings in the energy and materials sectors saw negative returns during the period.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
Washington Mutual Investors Fund — Class A (with sales charge) *	6.00%	13.53%	10.49%
Washington Mutual Investors Fund — Class A (without sales charge) *	12.46%	14.88%	11.14%
S&P 500 Index †	12.10%	15.61%	12.32%
*
Investment
results
assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 183,866,000,000
Holdings Count | Holding	188
Advisory Fees Paid, Amount	$ 417,000,000
Investment Company, Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 183,866
Total number of portfolio holdings	188
Total advisory fees paid (in millions)	$ 417
Portfolio turnover rate	29%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
Washington Mutual Investors Fund - Class C
Shareholder Report [Line Items]
Fund Name	Washington Mutual Investors Fund
Class Name	Class C
Trading Symbol	WSHCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Washington Mutual Investors Fund (the "fund") for the period from May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-C . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-C
Expenses [Text Block]	What were the fund costs for the last year? ( based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 139	1.31%

Expenses Paid, Amount	$ 139
Expense Ratio, Percent	1.31%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class C shares gained 11.63% for the year ended April 30, 2025. That result compares with a 12.10% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-C
.
What factors influenced results
The U.S. economy maintained steady growth during most of the fund’s fiscal year but contracted in the first quarter of 2025 due to escalating tariff tensions and weaker consumer sentiment. The Federal Reserve cut rates three times in 2024 as inflation eased. U.S. indices posted strong returns during the period despite heightened economic uncertainties and a market correction in early 2025. Financials and utilities were the top-performing sectors, driven by interest rate changes and increased electricity demand from data centers, respectively.
Within the fund, most sectors added positive returns to the overall portfolio, with information technology, financials and consumer staples particularly additive. Select holdings in utilities and industrials also saw returns surpassing those of the overall portfolio. The industrials and consumer
discretionary sectors posted double-digit gains but trailed the portfolio’s total return. Conversely, the fund’s holdings in the energy and materials sectors saw negative returns during the period.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average
annual
total returns
	1 year	5 years	10 years
Washington Mutual Investors Fund — Class C (with sales charge) *	10.63%	14.02%	10.46%
Washington Mutual Investors Fund — Class C (without sales charge) *	11.63%	14.02%	10.46%
S&P 500 Index †	12.10%	15.61%	12.32%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 183,866,000,000
Holdings Count | Holding	188
Advisory Fees Paid, Amount	$ 417,000,000
Investment Company, Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 183,866
Total number of portfolio holdings	188
Total advisory fees paid (in millions)	$ 417
Portfolio turnover rate	29%

Holdings [Text Block]	Portfolio holdings by sector ( percent of net assets)
Washington Mutual Investors Fund - Class F-1
Shareholder Report [Line Items]
Fund Name	Washington Mutual Investors Fund
Class Name	Class F-1
Trading Symbol	WSHFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Washington Mutual Investors Fund (the "fund") for the period from May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-F1 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-F1
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-1	$ 66	0.62%

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	0.62%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class F-1 shares gained 12.40% for the year ended April 30, 2025. That result compares with a 12.10% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-F1
.
What factors influenced results
The U.S. economy maintained steady growth during most of the fund’s fiscal year but contracted in the first quarter of 2025 due to escalating tariff tensions and weaker consumer sentiment. The Federal Reserve cut rates three times in 2024 as inflation eased. U.S. indices posted strong returns during the period despite heightened economic uncertainties and a market correction in early 2025. Financials and utilities were the top-performing sectors, driven by interest rate changes and increased electricity demand from data centers, respectively.
Within the fund,
most
sectors added positive returns to the overall portfolio, with information technology, financials and consumer staples particularly additive. Select holdings in utilities and industrials also saw returns surpassing those of the overall portfolio. The industrials and consumer discretionary sectors posted double-digit gains but trailed the portfolio’s total return. Conversely, the fund’s holdings in the energy and materials sectors saw negative returns during the period.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total
returns
	1 year	5 years	10 years
Washington Mutual Investors Fund — Class F-1 *	12.40%	14.82%	11.07%
S&P 500 Index †	12.10%	15.61%	12.32%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 183,866,000,000
Holdings Count | Holding	188
Advisory Fees Paid, Amount	$ 417,000,000
Investment Company, Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 183,866
Total number of portfolio holdings	188
Total advisory fees paid (in millions)	$ 417
Portfolio turnover rate	29%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
Washington Mutual Investors Fund - Class F-2
Shareholder Report [Line Items]
Fund Name	Washington Mutual Investors Fund
Class Name	Class F-2
Trading Symbol	WMFFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Washington Mutual Investors Fund (the "fund") for the period from May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-F2 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-F2
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-2	$ 39	0.37%

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.37%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class F-2 shares gained 12.69% for the year ended April 30, 2025. That result compares with a 12.10% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-F2
.
What factors influenced results
The U.S. economy maintained steady growth during most of the fund’s fiscal year but contracted in the first quarter of 2025 due to escalating tariff tensions and weaker consumer sentiment. The Federal Reserve cut rates three times in 2024 as inflation eased. U.S. indices posted strong returns during the period despite heightened economic uncertainties and a market correction in early 2025. Financials and utilities were the top-performing sectors, driven by interest rate changes and increased electricity demand from data centers, respectively.
Within the
fund
, most sectors added positive returns to the overall portfolio, with information technology, financials and consumer staples particularly additive. Select holdings in utilities and industrials also saw returns surpassing those of the overall portfolio. The industrials and consumer discretionary sectors posted double-digit gains but trailed the portfolio’s total return. Conversely, the fund’s holdings in the energy and materials sectors saw negative returns during the period.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
Washington Mutual Investors Fund — Class F-2 *	12.69%	15.11%	11.35%
S&P 500 Index †	12.10%	15.61%	12.32%
*
Investment
results
assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 183,866,000,000
Holdings Count | Holding	188
Advisory Fees Paid, Amount	$ 417,000,000
Investment Company, Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 183,866
Total number of portfolio holdings	188
Total advisory fees paid (in millions)	$ 417
Portfolio turnover rate	29%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
WASHINGTON MUTUAL INVESTORS FUND Class F-3
Shareholder Report [Line Items]
Fund Name	Washington Mutual Investors Fund
Class Name	Class F-3
Trading Symbol	FWMIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Washington Mutual Investors Fund (the "fund") for the period from May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-F3 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-F3
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-3	$ 28	0.26%

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.26%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class F-3 shares gained 12.81% for the year ended April 30, 2025. That result compares with a 12.10% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-F3
.
What factors influenced results
The U.S. economy maintained steady growth during most of the fund’s fiscal year but contracted in the first quarter of 2025 due to escalating tariff tensions and weaker consumer sentiment. The Federal Reserve cut rates three times in 2024 as inflation eased. U.S. indices posted strong returns during the period despite heightened economic uncertainties and a market correction in early 2025. Financials and utilities were the top-performing sectors, driven by interest rate changes and increased electricity demand from data centers, respectively.
Within the fund, most sectors added positive returns to the overall portfolio, with information technology, financials and consumer staples particularly additive. Select holdings in utilities and industrials also saw returns surpassing those of the overall portfolio. The industrials and consumer discretionary sectors posted double-digit gains but trailed the portfolio’s total return. Conversely, the fund’s holdings in the energy and materials sectors saw negative returns during the period.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	Since inception 1
Washington Mutual Investors Fund — Class F-3 2	12.81%	15.24%	12.14%
S&P 500 Index 3	12.10%	15.61%	13.27%
1
Class F-3 shares were first offered on January 27, 2017.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC.

Performance Inception Date	Jan. 27, 2017
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 183,866,000,000
Holdings Count | Holding	188
Advisory Fees Paid, Amount	$ 417,000,000
Investment Company, Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 183,866
Total number of portfolio holdings	188
Total advisory fees paid (in millions)	$ 417
Portfolio turnover rate	29%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
WASHINGTON MUTUAL INVESTORS FUND Class R-1
Shareholder Report [Line Items]
Fund Name	Washington Mutual Investors Fund
Class Name	Class R-1
Trading Symbol	RWMAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Washington Mutual Investors Fund (the "fund") for the period from May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R1 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R1
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-1	$ 142	1.34%

Expenses Paid, Amount	$ 142
Expense Ratio, Percent	1.34%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-1 shares gained 11.59% for the year ended April 30, 2025. That result compares with a 12.10% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R1
.
What factors influenced results
The U.S. economy maintained steady growth during most of the fund’s fiscal year but contracted in the first quarter of 2025 due to escalating tariff tensions and weaker consumer sentiment. The Federal Reserve cut rates three times in 2024 as inflation eased. U.S. indices posted strong returns during the period despite heightened economic uncertainties and a market correction in early 2025. Financials and utilities were the top-performing sectors, driven by interest rate changes and increased electricity demand from data centers, respectively.
Within the fund, most sectors added positive returns to the overall portfolio, with information technology, financials and consumer staples particularly additive. Select holdings in utilities and industrials also saw returns surpassing those of the overall portfolio. The industrials and consumer discretionary sectors posted double-digit gains but trailed the portfolio’s total return. Conversely, the fund’s holdings in the energy and materials sectors saw negative returns during the period.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
Washington Mutual Investors Fund — Class R-1 *	11.59%	13.99%	10.26%
S&P 500 Index †	12.10%	15.61%	12.32%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 183,866,000,000
Holdings Count | Holding	188
Advisory Fees Paid, Amount	$ 417,000,000
Investment Company, Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 183,866
Total number of portfolio holdings	188
Total advisory fees paid (in millions)	$ 417
Portfolio turnover rate	29%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
WASHINGTON MUTUAL INVESTORS FUND Class R-2
Shareholder Report [Line Items]
Fund Name	Washington Mutual Investors Fund
Class Name	Class R-2
Trading Symbol	RWMBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Washington Mutual Investors Fund (the "fund") for the period from May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R2 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R2
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2	$ 143	1.35%

Expenses Paid, Amount	$ 143
Expense Ratio, Percent	1.35%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-2 shares gained 11.59% for the year ended April 30, 2025. That result compares with a 12.10% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R2
.
What factors influenced results
The U.S. economy maintained steady growth during most of the fund’s fiscal year but contracted in the first quarter of 2025 due to escalating tariff tensions and weaker consumer sentiment. The Federal Reserve cut rates three times in 2024 as inflation eased. U.S. indices posted strong returns during the period despite heightened economic uncertainties and a market correction in early 2025. Financials and utilities were the top-performing sectors, driven by interest rate changes and increased electricity demand from data centers, respectively.
Within the fund, most sectors added positive returns to the overall portfolio, with information technology, financials and consumer staples particularly additive. Select holdings in utilities and industrials also saw returns surpassing those of the overall portfolio. The industrials and consumer discretionary sectors posted double-digit gains but trailed the portfolio’s total return. Conversely, the fund’s holdings in the energy and materials sectors saw negative returns during the period.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
Washington Mutual Investors Fund — Class R-2 *	11.59%	13.99%	10.26%
S&P 500 Index †	12.10%	15.61%	12.32%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 183,866,000,000
Holdings Count | Holding	188
Advisory Fees Paid, Amount	$ 417,000,000
Investment Company, Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 183,866
Total number of portfolio holdings	188
Total advisory fees paid (in millions)	$ 417
Portfolio turnover rate	29%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
WASHINGTON MUTUAL INVESTORS FUND Class R-2E
Shareholder Report [Line Items]
Fund Name	Washington Mutual Investors Fund
Class Name	Class R-2E
Trading Symbol	RWEBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Washington Mutual Investors Fund (the "fund") for the period from May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R2E . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R2E
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2E	$ 112	1.06%

Expenses Paid, Amount	$ 112
Expense Ratio, Percent	1.06%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-2E shares gained 11.93% for the year ended April 30, 2025. That result compares with a 12.10% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R2E
.
What factors influenced results
The U.S. economy maintained steady growth during most of the fund’s fiscal year but contracted in the first quarter of 2025 due to escalating tariff tensions and weaker consumer sentiment. The Federal Reserve cut rates three times in 2024 as inflation eased. U.S. indices posted strong returns during the period despite heightened economic uncertainties and a market correction in early 2025. Financials and utilities were the top-performing sectors, driven by interest rate changes and increased electricity demand from data centers, respectively.
Within the fund, most sectors added positive returns to the overall portfolio, with information technology, financials and consumer staples particularly additive. Select holdings in utilities and industrials also saw returns surpassing those of the overall portfolio. The industrials and consumer discretionary sectors posted double-digit gains but trailed the portfolio’s total return. Conversely, the fund’s holdings in the energy and materials sectors saw negative returns during the period.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
Washington Mutual Investors Fund — Class R-2E *	11.93%	14.32%	10.61%
S&P 500 Index †	12.10%	15.61%	12.32%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 183,866,000,000
Holdings Count | Holding	188
Advisory Fees Paid, Amount	$ 417,000,000
Investment Company, Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 183,866
Total number of portfolio holdings	188
Total advisory fees paid (in millions)	$ 417
Portfolio turnover rate	29%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
WASHINGTON MUTUAL INVESTORS FUND Class R-3
Shareholder Report [Line Items]
Fund Name	Washington Mutual Investors Fund
Class Name	Class R-3
Trading Symbol	RWMCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Washington Mutual Investors Fund (the "fund") for the period from May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R3 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R3
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-3	$ 97	0.91%

Expenses Paid, Amount	$ 97
Expense Ratio, Percent	0.91%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-3 shares gained 12.09% for the year ended April 30, 2025. That result compares with a 12.10% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R3
.
What factors influenced results
The U.S. economy maintained steady growth during most of the fund’s fiscal year but contracted in the first quarter of 2025 due to escalating tariff tensions and weaker consumer sentiment. The Federal Reserve cut rates three times in 2024 as inflation eased. U.S. indices posted strong returns during the period despite heightened economic uncertainties and a market correction in early 2025. Financials and utilities were the top-performing sectors, driven by interest rate changes and increased electricity demand from data centers, respectively.
Within the fund, most sectors added positive returns to the overall portfolio, with information technology, financials and consumer staples particularly additive. Select holdings in utilities and industrials also saw returns surpassing those of the overall portfolio. The industrials and consumer discretionary sectors posted double-digit gains but trailed the portfolio’s total return. Conversely, the fund’s holdings in the energy and materials sectors saw negative returns during the period.
Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
Washington Mutual Investors Fund — Class R-3 *	12.09%	14.49%	10.75%
S&P 500 Index †	12.10%	15.61%	12.32%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 183,866,000,000
Holdings Count | Holding	188
Advisory Fees Paid, Amount	$ 417,000,000
Investment Company, Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 183,866
Total number of portfolio holdings	188
Total advisory fees paid (in millions)	$ 417
Portfolio turnover rate	29%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
WASHINGTON MUTUAL INVESTORS FUND Class R-4
Shareholder Report [Line Items]
Fund Name	Washington Mutual Investors Fund
Class Name	Class R-4
Trading Symbol	RWMEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Washington Mutual Investors Fund (the "fund") for the period from May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R4 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R4
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-4	$ 65	0.61%

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	0.61%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-4 shares gained 12.42% for the year ended April 30, 2025. That result compares with a 12.10% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R4
.
What factors influenced results
The U.S. economy maintained steady growth during most of the fund’s fiscal year but contracted in the first quarter of 2025 due to escalating tariff tensions and weaker consumer sentiment. The Federal Reserve cut rates three times in 2024 as inflation eased. U.S. indices posted strong returns during the period despite heightened economic uncertainties and a market correction in early 2025. Financials and utilities were the top-performing sectors, driven by interest rate changes and increased electricity demand from data centers, respectively.
Within the fund, most sectors added positive returns to the overall portfolio, with information technology, financials and consumer staples particularly additive. Select holdings in utilities and industrials also saw returns surpassing those of the overall portfolio. The industrials and consumer discretionary sectors posted double-digit gains but trailed the portfolio’s total return. Conversely, the fund’s holdings in the energy and materials sectors saw negative returns during the period.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
Washington Mutual Investors Fund — Class R-4 *	12.42%	14.84%	11.08%
S&P 500 Index †	12.10%	15.61%	12.32%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 183,866,000,000
Holdings Count | Holding	188
Advisory Fees Paid, Amount	$ 417,000,000
Investment Company, Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 183,866
Total number of portfolio holdings	188
Total advisory fees paid (in millions)	$ 417
Portfolio turnover rate	29%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
WASHINGTON MUTUAL INVESTORS FUND Class R-5
Shareholder Report [Line Items]
Fund Name	Washington Mutual Investors Fund
Class Name	Class R-5
Trading Symbol	RWMFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Washington Mutual Investors Fund (the "fund") for the period from May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R5 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R5
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5	$ 33	0.31%

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.31%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-5 shares gained 12.75% for the year ended April 30, 2025. That result compares with a 12.10% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R5
.
What factors influenced results
The U.S. economy maintained steady growth during most of the fund’s fiscal year but contracted in the first quarter of 2025 due to escalating tariff tensions and weaker consumer sentiment. The Federal Reserve cut rates three times in 2024 as inflation eased. U.S. indices posted strong returns during the period despite heightened economic uncertainties and a market correction in early 2025. Financials and utilities were the top-performing sectors, driven by interest rate changes and increased electricity demand from data centers, respectively.
Within the fund, most sectors added positive returns to the overall portfolio, with information technology, financials and consumer staples particularly additive. Select holdings in utilities and industrials also saw returns surpassing those of the overall portfolio. The industrials and consumer discretionary sectors posted double-digit gains but trailed the portfolio’s total return. Conversely, the fund’s holdings in the energy and materials sectors saw negative returns during the period.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
Washington Mutual Investors Fund — Class R-5 *	12.75%	15.18%	11.42%
S&P 500 Index †	12.10%	15.61%	12.32%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 183,866,000,000
Holdings Count | Holding	188
Advisory Fees Paid, Amount	$ 417,000,000
Investment Company, Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 183,866
Total number of portfolio holdings	188
Total advisory fees paid (in millions)	$ 417
Portfolio turnover rate	29%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
WASHINGTON MUTUAL INVESTORS FUND Class R-5E
Shareholder Report [Line Items]
Fund Name	Washington Mutual Investors Fund
Class Name	Class R-5E
Trading Symbol	RWMHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Washington Mutual Investors Fund (the "fund") for the period from May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R5E . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R5E
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5E	$ 44	0.41%

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.41%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-5E shares gained 12.65% for the year ended April 30, 2025. That result compares with a 12.10% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R5E
.
What factors influenced results
The U.S. economy maintained steady growth during most of the fund’s fiscal year but contracted in the first quarter of 2025 due to escalating tariff tensions and weaker consumer sentiment. The Federal Reserve cut rates three times in 2024 as inflation eased. U.S. indices posted strong returns during the period despite heightened economic uncertainties and a market correction in early 2025. Financials and utilities were the top-performing sectors, driven by interest rate changes and increased electricity demand from data centers, respectively.
Within the fund, most sectors added positive returns to the overall portfolio, with information technology, financials and consumer staples particularly additive. Select holdings in utilities and industrials also saw returns surpassing those of the overall portfolio. The industrials and consumer discretionary sectors posted double-digit gains but trailed the portfolio’s total return. Conversely, the fund’s holdings in the energy and materials sectors saw negative returns during the period.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	Since inception 1
Washington Mutual Investors Fund — Class R-5E 2	12.65%	15.07%	11.92%
S&P 500 Index 3	12.10%	15.61%	12.92%
1
Class R-5E shares were first offered on November 20, 2015.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC.

Performance Inception Date	Nov. 20, 2015
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 183,866,000,000
Holdings Count | Holding	188
Advisory Fees Paid, Amount	$ 417,000,000
Investment Company, Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 183,866
Total number of portfolio holdings	188
Total advisory fees paid (in millions)	$ 417
Portfolio turnover rate	29%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
WASHINGTON MUTUAL INVESTORS FUND Class R6
Shareholder Report [Line Items]
Fund Name	Washington Mutual Investors Fund
Class Name	Class R-6
Trading Symbol	RWMGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Washington Mutual Investors Fund (the "fund") for the period from May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R6 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R6
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-6	$ 28	0.26%

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.26%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-6 shares gained 12.82% for the year ended April 30, 2025. That result compares with a 12.10% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R6
.
What factors influenced results
The U.S. economy maintained steady growth during most of the fund’s fiscal year but contracted in the first quarter of 2025 due to escalating tariff tensions and weaker consumer sentiment. The Federal Reserve cut rates three times in 2024 as inflation eased. U.S. indices posted strong returns during the period despite heightened economic uncertainties and a market correction in early 2025. Financials and utilities were the top-performing sectors, driven by interest rate changes and increased electricity demand from data centers, respectively.
Within the fund, most sectors added positive returns to the overall portfolio, with information technology, financials and consumer staples particularly additive. Select holdings in utilities and industrials also saw returns surpassing those of the overall portfolio. The industrials and consumer discretionary sectors posted double-digit gains but trailed the portfolio’s total return. Conversely, the fund’s holdings in the energy and materials sectors saw negative returns during the period.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
Washington Mutual Investors Fund — Class R-6 *	12.82%	15.23%	11.47%
S&P 500 Index †	12.10%	15.61%	12.32%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 183,866,000,000
Holdings Count | Holding	188
Advisory Fees Paid, Amount	$ 417,000,000
Investment Company, Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 183,866
Total number of portfolio holdings	188
Total advisory fees paid (in millions)	$ 417
Portfolio turnover rate	29%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
WASHINGTON MUTUAL INVESTORS FUND Class T
Shareholder Report [Line Items]
Fund Name	Washington Mutual Investors Fund
Class Name	Class T
Trading Symbol	TWMMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Washington Mutual Investors Fund (the "fund") for the period from May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class T	$ 33	0.31%

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.31%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class T shares gained 12.78% for the year ended April 30, 2025. That result compares with a 12.10% gain for the S&P 500 Index.
What factors influenced results
The U.S. economy maintained steady growth during most of the fund’s fiscal year but contracted in the first quarter of 2025 due to escalating tariff tensions and weaker consumer sentiment. The Federal Reserve cut rates three times in 2024 as inflation eased. U.S. indices posted strong returns during the period despite heightened economic uncertainties and a market correction in early 2025. Financials and utilities were the top-performing sectors, driven by interest rate changes and increased electricity demand from data centers, respectively.
Within the fund, most sectors added positive returns to the overall portfolio, with information technology, financials and consumer staples particularly additive. Select holdings in utilities and industrials also saw returns surpassing those of the overall portfolio. The industrials and consumer discretionary sectors posted double-digit gains but trailed the portfolio’s total return. Conversely, the fund’s holdings in the energy and materials sectors saw negative returns during the period.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	Since inception 1
Washington Mutual Investors Fund — Class T (with sales charge) 2	9.96%	14.59%	11.74%
Washington Mutual Investors Fund — Class T (without sales charge) 2	12.78%	15.18%	12.09%
S&P 500 Index 3	12.10%	15.61%	13.17%
1
Class T shares were first offered on April 7, 2017.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices
LLC
.

Performance Inception Date	Apr. 07, 2017
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 183,866,000,000
Holdings Count | Holding	188
Advisory Fees Paid, Amount	$ 417,000,000
Investment Company, Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 183,866
Total number of portfolio holdings	188
Total advisory fees paid (in millions)	$ 417
Portfolio turnover rate	29%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)